Loans, Impaired Loans, and Allowance for Credit Losses (Details Narrative)	9 Months Ended	12 Months Ended
	Jul. 31, 2021 CAD ($) Customer	Oct. 31, 2020 CAD ($) Customer
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 59,000,000	$ 77,000,000
Canada Emergency Business Account Program [member]
Disclosure of detailed information about financial instruments [line items]
Due Date for eligible remaining loan waiver	Dec. 31, 2022
Interest Rate	5.00%
Enrolled customers | Customer	211,000	184,000
Funded loans outstanding	$ 11,500,000,000	$ 7,300,000,000
Canada Emergency Business Account Program [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
CEBA Loan Eligible Amount	$ 60,000